Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

The fair value of a financial instrument is the amount that would be expected to be received if an asset were to be sold or the amount that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is listed on an exchange or traded over-the-counter or is new to the market and not yet established, the characteristics specific to the transaction, and general market conditions. See Note 3 for a discussion of the accounting policies related to fair value measurements, which includes the valuation process and the inputs used to develop our fair value measurements.

The following table presents the carrying amounts and estimated fair values of our financial instruments and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

	Fair Value Measurements Using			Total Fair Value	Total Carrying Value
(dollars in millions)	Level 1	Level 2	Level 3

December 31, 2017
Assets
Cash and cash equivalents	$904	$54	$—	$958	$958
Investment securities	36	1,654	7	1,697	1,697
Net finance receivables, less allowance for finance receivable losses	—	—	15,607	15,607	14,217
Finance receivables held for sale	—	—	139	139	132
Notes receivable from parent	—	391	—	391	391
Restricted cash and restricted cash equivalents	498	—	—	498	498
Other assets (a)	—	4	12	16	16

Liabilities
Long-term debt	$—	$15,625	$—	$15,625	$15,050
Other liabilities (b)	—	189	—	189	189

December 31, 2016
Assets
Cash and cash equivalents	$480	$73	$—	$553	$553
Investment securities	31	1,724	9	1,764	1,764
Net finance receivables, less allowance for finance receivable losses	—	—	13,857	13,857	13,000
Finance receivables held for sale	—	—	159	159	153
Notes receivable from parent	—	285	—	285	285
Restricted cash and restricted cash equivalents	568	—	—	568	568
Other assets (a)	—	77	34	111	113

Liabilities
Long-term debt	$—	$14,498	$—	$14,498	$13,959
Other liabilities (b)	—	39	—	39	39

(a)
Other assets includes commercial mortgage loans, escrow advance receivables, and receivables from parent and affiliates at December 31, 2017 and commercial mortgage loans, escrow advance receivables, receivables from parent and affiliates, and receivables related to sales of real estate loans and related trust assets at December 31, 2016.

(b) Consists of payables to parent and affiliates.

FAIR VALUE MEASUREMENTS — RECURRING BASIS

The following tables present information about our assets measured at fair value on a recurring basis and indicates the fair value hierarchy based on the levels of inputs we utilized to determine such fair value:

	Fair Value Measurements Using			Total Carried At Fair Value
(dollars in millions)	Level 1	Level 2	Level 3 (a)

December 31, 2017
Assets
Cash equivalents in mutual funds	$688	$—	$—	$688
Cash equivalents in securities	—	54	—	54
Investment securities:
Available-for-sale securities
Bonds:
U.S. government and government sponsored entities	—	28	—	28
Obligations of states, municipalities, and political subdivisions	—	135	—	135
Non-U.S. government and government sponsored entities	—	60	—	60
Certificates of deposit and commercial paper	—	125	—	125
Corporate debt	—	946	2	948
RMBS	—	99	—	99
CMBS	—	87	—	87
CDO/ABS	—	95	1	96
Total bonds	—	1,575	3	1,578
Preferred stock	7	7	—	14
Common stock	23	—	—	23
Other long-term investments	—	—	1	1
Total available-for-sale securities (b)	30	1,582	4	1,616
Other securities
Bonds:
Non-U.S. government and government sponsored entities	—	1	—	1
Corporate debt	—	66	2	68
RMBS	—	1	—	1
CMBS	—	—	—	—
CDO/ABS	—	4	—	4
Total bonds	—	72	2	74
Preferred stock	6	—	—	6
Total other securities	6	72	2	80
Total investment securities	36	1,654	6	1,696
Restricted cash in mutual funds	484	—	—	484
Total	$1,208	$1,708	$6	$2,922

(a)
Due to the insignificant activity within the Level 3 assets during 2017, we have omitted the additional disclosures relating to the changes in Level 3 assets measured at fair value on a recurring basis and the quantitative information about Level 3 unobservable inputs.

(b)	Excludes an immaterial interest in a limited partnership that we account for using the equity method and FHLB common stock of $1 million at December 31, 2017, which is carried at cost.

	Fair Value Measurements Using			Total Carried At Fair Value
(dollars in millions)	Level 1	Level 2	Level 3 (a)

December 31, 2016
Assets
Cash equivalents in mutual funds	$286	$—	$—	$286
Cash equivalents in securities	—	73	—	73
Investment securities:
Available-for-sale securities
Bonds:
U.S. government and government sponsored entities	—	31	—	31
Obligations of states, municipalities, and political subdivisions	—	145	—	145
Non-U.S. government and government sponsored entities	—	118	—	118
Corporate debt	—	1,025	—	1,025
RMBS	—	100	—	100
CMBS	—	108	—	108
CDO/ABS	—	98	4	102
Total bonds	—	1,625	4	1,629
Preferred stock	8	8	—	16
Common stock	17	—	—	17
Other long-term investments	—	—	2	2
Total available-for-sale securities (b)	25	1,633	6	1,664
Other securities
Bonds:
Non-U.S. government and government sponsored entities	—	1	—	1
Corporate debt	—	83	2	85
RMBS	—	1	—	1
CMBS	—	1	—	1
CDO/ABS	—	5	—	5
Total bonds	—	91	2	93
Preferred stock	6	—	—	6
Total other securities	6	91	2	99
Total investment securities	31	1,724	8	1,763
Restricted cash in mutual funds	553	—	—	553
Total	$870	$1,797	$8	$2,675

(a)
Due to the insignificant activity within the Level 3 assets during 2016, we have omitted the additional disclosures relating to the changes in Level 3 assets measured at fair value on a recurring basis and the quantitative information about Level 3 unobservable inputs.

(b)	Excludes an immaterial interest in a limited partnership that we account for using the equity method and FHLB common stock of $1 million at December 31, 2016, which is carried at cost.

We had no transfers between Level 1 and Level 2 during 2017 and 2016.

FAIR VALUE MEASUREMENTS — NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Assets measured at fair value on a non-recurring basis on which we recorded impairment charges were as follows:

	Fair Value Measurements Using *				Impairment Charges
(dollars in millions)	Level 1	Level 2	Level 3	Total

At or for the Year Ended December 31, 2017
Assets
Real estate owned	$—	$—	$6	$6	$3

At or for the Year Ended December 31, 2016
Assets
Finance receivables held for sale	$—	$—	$159	$159	$4
Real estate owned	—	—	5	5	2
Total	$—	$—	$164	$164	$6

*	The fair value information presented in the table is as of the date the fair value adjustment was recorded.

We wrote down certain finance receivables held for sale reported in our Other segment to their fair value during the second quarter of 2016 and recorded the writedowns in other revenues.

We wrote down certain real estate owned reported in our Other segment to their fair value less cost to sell during 2017 and 2016 and recorded the writedowns in other revenues. The fair values of real estate owned disclosed in the table above are unadjusted for transaction costs as required by the authoritative guidance for fair value measurements. The amounts of real estate owned recorded in other assets are net of transaction costs as required by the authoritative guidance for accounting for the impairment of long-lived assets.

The inputs and quantitative data used in our Level 3 valuations for our real estate owned are unobservable primarily due to the unique nature of specific real estate assets. Therefore, we used independent third-party providers, familiar with local markets, to determine the values used for fair value disclosures without adjustment.

Quantitative information about Level 3 inputs for our assets measured at fair value on a non-recurring basis at December 31, 2017 and 2016 was as follows:

Range (Weighted Average)
	Valuation Technique(s)	Unobservable Input	December 31, 2017	December 31, 2016
Finance receivables held for sale	Income approach	Market value for similar type loan transactions to obtain a price point	*	*
Real estate owned	Market approach	Third-party valuation	*	*

*
We applied the third-party exception which allows us to omit certain quantitative disclosures about unobservable inputs for the assets measured at fair value on a non-recurring basis included in the table above. As a result, the weighted average ranges of the inputs for these assets are not applicable.

FAIR VALUE MEASUREMENTS — VALUATION METHODOLOGIES AND ASSUMPTIONS

We use the following methods and assumptions to estimate fair value.

Cash and Cash Equivalents

The carrying amount of cash and cash equivalents, including cash and certain cash equivalents, approximates fair value.

Mutual Funds

The fair value of mutual funds is based on quoted market prices of the underlying shares held in the mutual funds.

Investment Securities

We utilize third-party valuation service providers to measure the fair value of our investment securities, which are classified as available-for-sale or as trading and other and consist primarily of bonds. Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure investment securities at fair value. We generally obtain market price data from exchange or dealer markets.

We estimate the fair value of fixed maturity investment securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations and a matrix pricing methodology, or discounted cash flow analyses. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, composite ratings, bid-ask spreads, prepayment rates and other relevant factors. For fixed maturity investment securities that are not traded in active markets or that are subject to transfer restrictions, we adjust the valuations to reflect illiquidity and/or non-transferability. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

We elect the fair value option for investment securities that are deemed to incorporate an embedded derivative and for which it is impracticable for us to isolate and/or value the derivative.

The fair value of certain investment securities is based on the amortized cost, which is assumed to approximate fair value.

Finance Receivables

The fair value of net finance receivables, less allowance for finance receivable losses, for both non-impaired and purchased credit impaired finance receivables, is determined using discounted cash flow methodologies. The application of these methodologies requires us to make certain judgments and estimates based on our perception of market participant views related to the economic and competitive environment, the characteristics of our finance receivables, and other similar factors. The most significant judgments and estimates made relate to prepayment speeds, default rates, loss severity, and discount rates. The degree of judgment and estimation applied is significant in light of the current capital markets and, more broadly, economic environments. Therefore, the fair value of our finance receivables could not be determined with precision and may not be realized in an actual sale. Additionally, there may be inherent limitations in the valuation methodologies we employed, and changes in the underlying assumptions used could significantly affect the results of current or future values.

Finance Receivables Held for Sale

We determined the fair value of finance receivables held for sale that were originated as held for investment based on negotiations with prospective purchasers (if any) or by using projected cash flows discounted at the weighted-average interest rates offered by us in the market for similar finance receivables. We based cash flows on contractual payment terms adjusted for estimates of prepayments and credit related losses.

Restricted Cash and Restricted Cash Equivalents

The carrying amount of restricted cash and restricted cash equivalents approximates fair value.

Notes Receivable from Parent

The carrying amount of the notes receivable from parent approximates the fair value because the notes are payable on a demand basis prior to their due dates and the interest rates on these notes adjust with changing market interest rates.

Commercial Mortgage Loans

Given the short remaining average life of the portfolio, the carrying amount of commercial mortgage loans approximates fair value. The carrying amount includes an estimate for credit related losses, which is based on independent third-party valuations.

Real Estate Owned

We initially base our estimate of the fair value on independent third-party valuations at the time we take title to real estate owned. Subsequent changes in fair value are based upon independent third-party valuations obtained periodically to estimate a price that would be received in a then current transaction to sell the asset.

Escrow Advance Receivable

The carrying amount of escrow advance receivable approximates fair value.

Receivables from Parent and Affiliates

The carrying amount of receivables from parent and affiliates approximates fair value.

Receivables Related to Sales of Real Estate Loans and Related Trust Assets

The carrying amount of receivables related to sales of real estate loans and related trust assets less estimated forfeitures, which are reflected in other liabilities, approximates fair value.

Long-term Debt

We either receive fair value measurements of our long-term debt from market participants and pricing services or we estimate the fair values of long-term debt using projected cash flows discounted at each balance sheet date’s market-observable implicit-credit spread rates for our long-term debt.

We record at fair value long-term debt issuances that are deemed to incorporate an embedded derivative and for which it is impracticable for us to isolate and/or value the derivative. At December 31, 2017, we had no debt carried at fair value under the fair value option.

We estimate the fair values associated with variable rate revolving lines of credit to be equal to par.

Payables to Parent and Affiliates

The fair value of payable to parent and affiliates approximates the carrying value due to its short-term nature.